SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Supplemental Cash Flow Information [Abstract]
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
The following table summarizes supplemental cash flow information and non-cash activities:

	2019	2018	2017
Net income taxes paid	$616	$1,105	$6,100
Net Interest (received) paid	(202)	118	105
Discount fees paid (note 25 (d))	347	—	—
Non-cash property and equipment additions	485	231	—
Non-cash additions related to asset retirement obligations	—	—	75

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the statement of financial position that sum to the total of the same such amounts shown in the statement of cash flows:

	2019	2018	2017
Cash and cash equivalents	$75,454	$89,076	$65,003
Restricted cash	3,629	221	221
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	$79,083	$89,297	$65,224

As at December 31, 2019, restricted cash of $221 is held in escrow related to certain vendor obligations. We collected $3,408 from trade receivables sold to CIBC under our Accounts Receivable Purchase Agreement which have not been remitted to CIBC as at December 31, 2019. See note 25(d).